Provisions (Tables)	6 Months Ended
Jun. 30, 2026
Provisions [Abstract]
Schedule of Provisions
	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
As at beginning of the year/period	441,353	25,296	6,194
Add: Provision for reinstatement cost during the year/period	25,296	-	-
Less: Unclaimed warranty during the year/period	(441,353)	-	-
As at end of the year/period	25,296	25,296	6,194